                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Premier Money
Market Shares

October 31, 2004

Money Market Portfolio

Government & Agency Securities Portfolio
(formerly Government Securities Portfolio)

Tax-Exempt Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs discusses Cash Account Trust portfolio — Premier Money Market Shares' performance and the market environment for the six-month period ended October 31, 2004.

Q:  Will you discuss the market environment for the fund during the six-month period?

A:  At the start of the second quarter, the nonfarm payroll figure had surprised everyone as the government reported that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August.1 The April and May jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. The Fed was signaling its concerns over a possible resurgence in inflation, and hinted that it would soon take steps to remove its accommodative posture on short-term interest rates. In anticipation of a change in the Fed's stance, we reduced average maturity. The markets reacted swiftly, with the yield curve steepening from April through June and the one-year LIBOR rate rising to 2.5%. Investors were anticipating that the fed funds rate would eventually rise to 2.25% in four to five increments by year end. As the Fed's June meeting drew closer, we continued to reduce average maturity, purchasing only shorter-term issues, as the market began to "price in" additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the money market yield curve began to stabilize, market participants resumed purchasing longer-term issues.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Portfolio Performance
As of October 31, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Money Market Portfolio — Premier Money Market Shares	0.82%
Government & Agency Securities Portfolio — Premier Money Market Shares	0.74%
Tax-Exempt Portfolio — Premier Money Market Shares	0.73%
(Equivalent Taxable Yield)	1.12%[2]

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.scudder.com.

2 The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job creation dipped, oil prices rose to $45 per barrel and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened. Meanwhile, the Fed raised rates in increments of 25 basis points at its August and September meetings. In October, the market rallied upon news of September's disappointing nonfarm payroll report, then retreated as oil prices rose as high as $56. Following the close of the period, on November 10 the Fed raised short-term interest rates another 25 basis points, and a very strong October jobs report induced another market sell-off, sending longer-term money market rates higher, at least for the time being. The questions weighing on the market as the period ended were whether higher oil prices would eventually slow the US economy, and what effect this might have on Fed actions over the next 12 months.

Q:  How did the portfolios perform over the most recent semiannual period?

A:  For the period, the portfolios registered favorable performance and achieved their stated objectives of providing maximum current income (exempt from federal income taxes for the Tax-Exempt Portfolio) while maintaining stability of capital.

Q:  In light of market conditions during the period, what has been the strategy for the Money Market Portfolio and the Government & Agency Securities Portfolio?

A:  In the second quarter, the yield curve steepened considerably in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to sharply decrease the fund's average maturity, limiting our purchases to three months and shorter. At the close of the period, the Money Market Portfolio's and Government & Agency Securities Portfolio's weighted average maturity was approximately 44 days and 35 days, respectively.

During this period, we increased the fund's allocation in floating-rate securities. The interest rate of floating rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Our decision to increase our allocation in this sector helped performance during the period.

Q:  What has been the strategy for the Tax-Exempt Portfolio?

A:  Over the six-month period, we continued to focus on the highest-quality investments for the Tax-Exempt Portfolio while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were whipsawed by dramatic changes in supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. Though we were invested in essential service credits from California agencies and counties over the period, we avoided state of California issues because of the state's unsettled financial situation.

During the period, we maintained a cautious stance by targeting an average maturity of 20 to 30 days. The fund also has a targeted portfolio allocation of 70% to 75% of assets in floating-rate securities and 25% to 30% in fixed-rate instruments. Our decision to increase the fund's floating-rate position helped performance during the period. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q:  What detracted from performance during the period?

A:  As we moved into the third quarter, when the yield curve began to flatten, we waited to extend maturity until we were certain that one-year rates had peaked. We preferred to err on the side of caution, and missed the recent top of the LIBOR rate at 2.5%. Given the dramatic turns in economic data thus far this year, we felt it was prudent to keep maturity shorter — and forgo some yield pickup — when the direction of interest rates has been so volatile.

Q:  Will you describe your current management strategy?

A:  We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Government & Agency Securities Portfolio limited these expenses; had it not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,002.30	$ 1,001.80	$ 1,001.80
Expenses Paid per $1,000*	$ 4.85	$ 5.26	$ 4.56
Hypothetical 5% Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,020.36	$ 1,019.95	$ 1,020.65
Expenses Paid per $1,000*	$ 4.89	$ 5.30	$ 4.60

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Premier Money Market Shares	.96%	1.04%	.90%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Portfolio Composition	10/31/04	4/30/04

Commercial Paper	42%	33%
Floating Rate Notes	21%	29%
Repurchase Agreements	12%	4%
Certificates of Deposit and Bank Notes	11%	24%
US Government Sponsored Agencies+	7%	6%
Asset Backed	1%	—
Promissory Notes	4%	—
Short-Term Notes	2%	4%
	100%	100%

+ Not backed by the full faith and credit of the US Government

Weighted Average Maturity*
Cash Account Trust — Money Market Portfolio	44 days	74 days
First Tier Money Fund Average	41 days	53 days

Cash Account Trust — Government & Agency Securities Portfolio

Portfolio Composition	10/31/04	4/30/04

Agencies Not Backed by the Full Faith and Credit of the US Government	60%	75%
Repurchase Agreements	36%	20%
Agencies Backed by the Full Faith and Credit of the US Government	4%	5%
	100%	100%
Weighted Average Maturity*
Cash Account Trust — Government & Agency Securities Portfolio	35 days	68 days
Government Money Fund Average	36 days	52 days

Cash Account Trust — Tax-Exempt Portfolio

Portfolio Composition	10/31/04	4/30/04

Municipal Investments	100%	100%
Weighted Average Maturity*
Cash Account Trust — Tax-Exempt Portfolio	20 days	29 days
Tax-Free Money Fund Average	32 days	35 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 8-23. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Portfolio of Investments as of October 31, 2004 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.2%
ABN AMRO Bank NV, 1.93%, 3/3/2005	25,000,000	25,000,000
BNP Paribas SA, 2.02%, 3/21/2005	40,000,000	39,995,310
Calyon:
1.14%, 12/31/2004	18,000,000	18,000,000
1.2%, 12/23/2004	50,000,000	50,000,000
1.21%, 12/23/2004	25,000,000	25,000,000
HBOS Treasury Services PLC, 2.06%, 1/26/2005	20,000,000	20,000,000
National Australia Bank Ltd., 1.28%, 1/13/2005	60,000,000	60,012,969
Royal Bank of Scotland PLC, 2.055%, 2/2/2005	35,000,000	35,000,000
Societe Generale, 1.32%, 11/10/2004	80,000,000	80,000,000
UnicCredito Italiano SpA, 2.01%, 3/21/2005	50,000,000	49,992,234
Total Certificates of Deposit and Bank Notes (Cost $403,000,513)		403,000,513

Commercial Paper 41.8%
British Transco Capital, Inc., 1.85%**, 11/15/2004	52,000,000	51,962,589
Cancara Asset Securitization LLC, 2.04%**, 1/20/2005	48,882,000	48,661,488
CC (USA), Inc.:
1.93%**, 3/2/2005	25,000,000	24,838,667
2.04%**, 1/21/2005	40,000,000	39,817,300
Charta LLC, 1.86%**, 11/1/2004	70,000,000	70,000,000
CIT Group, Inc.:
1.72%**, 12/1/2004	20,400,000	20,370,760
1.89%**, 2/18/2005	50,000,000	49,715,389
1.9%**, 1/18/2005	25,000,000	24,897,083
1.96%**, 2/7/2005	25,000,000	24,867,292
CRC Funding LLC:
1.6%**, 11/1/2004	25,000,000	25,000,000
1.8%**, 11/9/2004	20,000,000	19,992,000
1.93%**, 12/10/2004	25,000,000	24,947,729
Credit Suisse First Boston (USA), Inc., 1.65%**, 11/16/2004	20,000,000	19,986,250
Danske Corp., 1.49%**, 11/8/2004	20,000,000	19,994,206
DNB Nor Bank ASA, 1.55%**, 11/5/2004	50,000,000	49,991,389
Dorada Finance, Inc., 2.05%**, 1/21/2005	35,000,000	34,839,350
Falcon Asset Securitization Corp.:
1.79%**, 11/1/2004	45,000,000	45,000,000
1.8%**, 11/12/2004	20,000,000	19,989,000
General Electric Capital Corp.:
1.49%**, 11/9/2004	25,000,000	24,991,722
1.78%**, 1/3/2005	15,000,000	14,953,538
1.89%**, 2/1/2005	35,000,000	34,831,844
2.02%**, 1/18/2005	25,000,000	24,891,125
Goldman Sachs Group, Inc., 1.62%**, 11/23/2004	18,000,000	17,982,180
Grampian Funding Ltd.:
1.32%**, 11/2/2004	25,000,000	24,999,083
1.68%**, 12/13/2004	25,000,000	24,951,000
2.06%**, 3/22/2005	70,000,000	69,440,700
Irish Life and Permanent PLC:
1.77%**, 2/8/2005	20,000,000	19,903,200
1.93%**, 3/1/2005	50,000,000	49,680,000
K2 (USA) LLC:
1.88%**, 2/18/2005	22,700,000	22,571,474
2.06%**, 3/23/2005	20,000,000	19,839,067
2.07%**, 1/24/2005	25,000,000	24,879,833
KBC Financial Products International Ltd.:
1.34%**, 11/24/2004	75,000,000	74,935,792
1.7%**, 11/16/2004	20,000,000	19,985,833
1.86%**, 2/10/2005	20,000,000	19,896,194
Lake Constance Funding LLC:
1.49%**, 11/4/2004	12,000,000	11,998,510
1.65%**, 11/5/2004	17,000,000	16,996,883
1.87%**, 2/7/2005	30,000,000	29,848,100
Links Finance LLC, 2.0%**, 1/10/2005	25,000,000	24,902,778
Perry Global Funding LLC, 2.07%**, 1/24/2005	55,764,000	55,495,961
Preferred Receivables Funding Corp., 1.87%**, 11/19/2004	50,000,000	49,953,250
Santander Central Hispano Finance (Delaware), Inc., 2.0%**, 1/19/2005	50,000,000	49,780,555
Scaldis Capital LLC:
2.0%**, 1/18/2005	25,000,000	24,891,667
2.03%**, 1/20/2005	40,000,000	39,819,555
2.06%**, 3/22/2005	50,000,000	49,600,500
Tulip Funding Corp., 1.74%**, 12/1/2004	50,000,000	49,927,500
Total Commercial Paper (Cost $1,506,818,336)		1,506,818,336

Floating Rate Notes* 20.9%
Abbey National Treasury Services PLC, 1.77%, 12/8/2004	30,000,000	29,999,081
American Honda Finance Corp., 144A, 1.78%, 2/11/2005	30,500,000	30,514,150
Associates Corp. of North America, 2.05%, 6/27/2005	10,500,000	10,500,000
Banco Bilbao Vizcaya NA, 1.87%, 3/23/2005	50,000,000	49,997,069
Beta Finance, Inc., 144A, 1.805%, 4/15/2005	30,000,000	29,996,610
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005	45,000,000	45,032,960
Depfa Bank Europe PLC, 1.86%, 6/15/2005	25,000,000	25,000,000
Household Finance Corp., 1.893%, 10/25/2005	25,000,000	25,000,000
Links Finance LLC, 144A, 1.9%, 1/18/2005	10,000,000	10,000,955
Merrill Lynch & Co., Inc.:
1.84%, 2/4/2005	30,000,000	30,000,000
1.95%, 2/3/2005	20,000,000	20,015,541
2.373%, 1/13/2005	15,000,000	15,010,841
Morgan Stanley:
1.89%, 1/6/2005	10,000,000	10,000,000
1.89%, 2/18/2005	45,000,000	45,000,000
1.89%, 4/19/2005	15,000,000	15,000,000
1.96%, 5/24/2005	50,000,000	50,000,000
National City Bank:
1.845%, 5/24/2005	20,000,000	20,000,000
1.853%, 6/10/2005	25,000,000	25,005,337
Norddeutsche Landesbank Girozentrale:
1.878%, 1/24/2005	50,000,000	49,998,266
1.91%, 3/29/2005	30,000,000	29,997,375
Pfizer, Inc., 144A, 1.8%, 10/7/2005	20,000,000	20,000,000
Societe Generale:
1.773%, 12/6/2004	20,000,000	19,999,466
1.793%, 12/10/2004	30,000,000	29,998,870
1.875%, 3/24/2005	3,750,000	3,749,475
1.898%, 11/30/2004	40,000,000	39,999,120
SunTrust Bank NA, 1.84%, 4/1/2005	40,000,000	40,001,647
Tango Finance Corp. Ltd., 144A, 1.87%, 1/20/2005	33,000,000	32,999,272
Total Floating Rate Notes (Cost $752,816,035)		752,816,035

US Government Sponsored Agencies 6.9%
Federal Home Loan Mortgage Corp.:
Series RB, 1.6%**, 11/9/2004	25,688,000	25,678,866
1.64%**, 12/6/2004	30,000,000	29,952,167
1.665%*, 11/7/2005	25,000,000	25,000,000
2.0%*, 10/7/2005	70,000,000	70,000,000
Federal National Mortgage Association:
1.62%**, 11/3/2004	25,000,000	24,997,750
1.85%**, 2/16/2005	20,000,000	19,890,622
1.876%*, 10/3/2005	55,000,000	54,966,968
Total US Government Sponsored Agencies (Cost $250,486,373)		250,486,373

US Government Backed 0.5%
US Treasury Note, 2.0%, 11/30/2004 (Cost $20,013,632)	20,000,000	20,013,632

Funding Agreements 0.7%
New York Life Insurance Co., 2.0%, 9/20/2005 (Cost $25,000,000)	25,000,000	25,000,000

Asset Backed 0.8%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.87%*, 12/20/2004	3,746,836	3,746,836
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A, 1.07%, 3/15/2005	228,071	228,071
Permanent Financing PLC, "1A", Series 4, 1.818%*, 3/10/2005	25,000,000	25,000,000
Total Asset Backed (Cost $28,974,907)		28,974,907

Promissory Notes 4.2%
Goldman Sachs Group, Inc.:
1.27%, 11/8/2004	40,000,000	40,000,000
1.97%, 5/26/2005	110,000,000	110,000,000
Total Promissory Notes (Cost $150,000,000)		150,000,000

Time Deposit 0.7%
Fortis Bank, 1.85%, 11/1/2004 (Cost $25,000,000)	25,000,000	25,000,000

Repurchase Agreements 12.3%
Bank of America, 1.87%, dated 10/29/2004, to be repurchased at $100,015,583 on 11/1/2004 (b)	100,000,000	100,000,000
Greenwich Capital Markets, 1.89%, dated 10/29/2004, to be repurchased at $25,003,938 on 11/1/2004 (c)	25,000,000	25,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004, to be repurchased at $103,016,222 on 11/1/2004 (d)	103,000,000	103,000,000
Morgan Stanley, 1.88%, dated 10/29/2004, to be repurchased at $212,033,213 on 11/1/2004 (e)	212,000,000	212,000,000
State Street Bank and Trust Co., 1.70%, dated 10/29/2004, to be repurchased at $2,296,325 on 11/1/2004 (f)	2,296,000	2,296,000
Total Repurchase Agreements (Cost $442,296,000)		442,296,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,604,405,796) (a)	100.0	3,604,405,796
Other Assets and Liabilities, Net	(0.0)	(259,625)
Net Assets	100.0	3,604,146,171

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Cost for federal income tax purposes was $3,604,405,796.

(b) Collateralized by $11,540,101 Federal National Mortgage Association, 5.5%, maturing on 5/1/2034 with a value of $102,000,001.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

16,300,362	Federal National Mortgage Association	4.0-6.0	12/25/2015-7/25/2034	16,816,263
8,564,283	Federal Home Loan Mortgage Corp.	1.58-6.5	8/15/2007-4/15/2017	8,684,037
Total Collateral Value				25,500,300

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

33,550,360	Federal National Mortgage Association	4.0-5.0	3/25/2016-11/25/2020	35,503,552
68,741,697	Federal Home Loan Mortgage Corp.	4.0-6.2	11/15/2013-5/15/2029	69,557,250
Total Collateral Value				105,060,802

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

184,445,000	Federal National Mortgage Association	Zero Coupon-5.3	1/26/2005-8/25/2013	183,986,819
12,500,000	Federal Home Loan Mortgage Corp.	5.625	3/15/2011	13,718,812
20,000,000	US Treasury Bill	1.69**	1/6/2005	19,930,200
Total Collateral Value				217,635,831

(f) Collateralized by $2,325,000 Federal National Mortgage Association, 2.875%, maturing on 9/15/2005 with a value of $2,342,252.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2004 (Unaudited)

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 62.4%
Federal Farm Credit Bank, 1.79%*, 8/15/2005	40,000,000	39,993,718
Federal Home Loan Bank:
1.28%**, 11/5/2004	70,000,000	69,990,045
1.745%*, 9/12/2005	80,000,000	79,958,478
1.84%*, 3/18/2005	40,000,000	39,996,965
Series 322, 3.25%, 8/15/2005	5,000,000	5,035,777
Federal Home Loan Mortgage Corp.:
1.15%**, 12/13/2004	40,000,000	39,946,334
1.15%**, 12/27/2004	20,000,000	19,964,222
1.16%**, 12/1/2004	60,000,000	59,942,000
1.55%**, 11/2/2004	15,000,000	14,999,354
1.6%**, 11/9/2004	25,000,000	24,991,111
1.64%*, 12/7/2004	23,000,000	22,962,280
1.665%*, 11/7/2005	20,000,000	20,000,000
1.82%**, 2/11/2005	20,000,000	19,896,867
1.84%**, 2/15/2005	20,000,000	19,891,644
2.0%*, 10/7/2005	40,000,000	40,000,000
Federal National Mortgage Association:
1.15%**, 12/6/2004	20,000,000	19,977,639
1.17%**, 1/7/2005	15,000,000	14,967,337
1.33%**, 11/12/2004	25,000,000	24,988,694
1.51%**, 4/1/2005	10,000,000	9,936,664
1.58%*, 2/11/2005	25,000,000	24,997,551
1.62%**, 11/3/2004	35,000,000	34,996,850
1.69%, 12/1/2004	27,000,000	26,961,975
1.699%, 12/1/2004	24,513,000	24,478,477
1.798%*, 7/14/2005	15,000,000	14,997,642
1.84%**, 2/16/2005	20,000,000	19,890,622
1.86%*, 3/23/2005	30,000,000	29,998,827
1.876%*, 10/3/2005	40,000,000	39,975,977
1.92%, 1/3/2005	33,480,200	33,367,707
1.94%, 1/3/2005	38,360,864	38,230,629
1.96%*, 1/18/2005	50,000,000	49,994,903
2.01%, 3/23/2005	45,000,000	44,643,225
2.08%, 2/1/2005	70,066,000	69,693,560
Student Loan Marketing Association, 1.89%*, 11/18/2004	10,000,000	10,000,000
Total Agencies Not Backed By the Full Faith and Credit of the US Government (Cost $1,049,667,074)		1,049,667,074

Agencies Backed by the Full Faith and Credit of the US Government 3.9%
Hainan Airlines:
Series 2000-2, 1.83%*, 12/21/2004	13,174,413	13,174,413
Series 2001-1, 1.88%*, 12/15/2007	17,913,004	17,913,004
Series 2001-2, 1.88%*, 12/15/2007	21,668,451	21,668,451
Series 2001-3, 1.89%*, 12/15/2007	13,725,444	13,725,444
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $66,481,312)		66,481,312

Repurchase Agreements 37.9%
Bank of America, 1.87%, dated 10/29/2004, to be repurchased at $245,038,179 on 11/01/2004 (b)	245,000,000	245,000,000
Goldman Sachs Co., Inc., 1.80%, dated 10/27/2004, to be repurchased at $100,060,000 on 11/08/2004 (c)	100,000,000	100,000,000
Morgan Stanley, 1.88%, dated 10/29/2004, to be repurchased at $290,045,433 on 11/01/2004 (d)	290,000,000	290,000,000
State Street Bank and Trust Co., 1.70%, dated 10/29/04, to be repurchased at $1,881,266 on 11/01/2004 (e)	1,881,000	1,881,000
Total Repurchase Agreements (Cost $636,881,000)		636,881,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,753,029,386) (a)	104.2	1,753,029,386
Other Assets and Liabilities, Net	(4.2)	(70,958,007)
Net Assets	100.0	1,682,071,379

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Cost for federal income tax purposes was $1,753,029,386.

(b) Collateralized by $273,273,246 of Federal National Mortgage Association, 5.5%, maturing on 5/1/2034 with a value of $249,900,001.

(c) Collateralized by $103,966,586 of Federal National Mortgage Association, 6.0%, maturing on 8/1/2034 with a value of $102,000,001.

(d) Collateralized by $294,305,000 of Federal Home Loan Mortgage Corp., 2.5-5.5%, maturing at various dates from 12/30/2005 until 4/8/2019 with a value of $295,804,096.

(e) Collateralized by $1,905,000 of Federal Home Loan Mortgage Corp., 2.875%, maturity on 9/15/2005 with a value of $1,919,135.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2004 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 104.3%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 1.81%*, 6/15/2026	1,700,000	1,700,000
Alaska 0.2%
Alaska, State General Obligation, Series 1825, 1.8%*, 2/1/2011 (b)	2,500,000	2,500,000
Arizona 0.3%
City of Phoenix, AZ, 1.5%, 2/11/2005	2,600,000	2,600,000
California 14.5%
California, Department of Water Resources, Power Supply Revenue, Series C-14, 1.76%*, 5/1/2022, Westdeutsche Landesbank (c)	5,000,000	5,000,000
California, Economic Recovery Program:
Series C-10, 1.75%*, 7/1/2023, BNP Paribas (c)	1,600,000	1,600,000
Series C-1, 1.76%*, 7/1/2023	600,000	600,000
California, General Obligation:
Series A-1, 1.76%*, 5/1/2033, WestLB AG (c)	1,000,000	1,000,000
Series C-1, 1.76%*, 5/1/2033, Landesbank Hessen-Thuringen (c)	5,600,000	5,600,000
California, Health Facilities Finance Authority Revenue, Catholic Healthcare, Series C, 1.77%*, 7/1/2020 (b)	1,500,000	1,500,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, 1.83%*, 2/1/2037	11,670,000	11,670,000
Series C, 1.83%*, 8/1/2037	11,580,000	11,580,000
California, Kindergarten Public University, Series A-9, 1.78%*, 5/1/2034, Citibank NA (c)	1,000,000	1,000,000
California, Municipal Securities Trust Certificates, Series 9041, 144A, 1.81%*, 7/21/2010 (b)	4,200,000	4,200,000
California, Peninsula Corridor Joint Powers Board, Grant Anticipation Notes, Series A, 1.76%*, 5/3/2005	5,200,000	5,210,535
Emeryville, CA, Redevelopment Agency, Multi-Family Housing Revenue, Bay Street Apartments, Series A, AMT, 1.79%*, 10/15/2037, Keybank NA (c)	1,000,000	1,000,000
Hesperia, CA, Public Financing Authority Revenue, Star Improvement Project, Series 1993, 1.77%*, 10/1/2023, Bank of America NA (c)	3,925,000	3,925,000
Long Beach, CA, Harbor Department, 1.27%*, 1/7/2005	9,000,000	9,000,000
Los Angeles County, CA, Capital Asset Lease Revenue, 1.72%, 1/6/2005	10,000,000	10,000,000
Los Angeles, CA, General Obligation, Series L54J, 1.8%*, 6/30/2005	8,000,000	8,000,000
Los Angeles, CA, Regional Airports Improvement Corp. Lease, Los Angeles International Airport, AMT, 1.76%*, 12/1/2025, Societe Generale (c)	1,000,000	1,000,000
Los Angeles, CA, Water & Power Revenue:
Series B-2, 1.73%*, 7/1/2034	5,330,000	5,330,000
Series B-7, 1.75%*, 7/1/2034	7,100,000	7,100,000
Series B-8, 1.75%*, 7/1/2034	1,000,000	1,000,000
Los Angeles, CA, Water & Power Revenue, Power System, Series A-2, 1.74%*, 7/1/2035	1,400,000	1,400,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 1.82%*, 10/1/2036, Citibank NA (c)	3,470,000	3,470,000
San Diego, CA, Unified School District, Series 847, 1.78%*, 7/1/2020 (b)	3,695,000	3,695,000
San Francisco, CA, City & County, International Airport Revenue, 1.78%*, 5/1/2021	4,490,000	4,490,000
Santa Clara, CA, Electric Revenue, Series B, 1.74%*, 7/1/2010 (b)	2,630,000	2,630,000
Simi Valley, CA, Multi-Family Housing Revenue, Lincoln Wood Ranch, 1.75%*, 6/1/2010	6,000,000	6,000,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series C-1, 1.71%*, 7/1/2030	24,000,000	24,000,000
Series A, 1.73%*, 7/1/2025	3,775,000	3,775,000
		144,775,535
Colorado 3.6%
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.82%*, 5/1/2033, Keybank NA (c)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Adventist Health, Sunbelt, Series B, 1.77%*, 11/15/2034, Suntrust Bank (c)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.77%*, 6/1/2021, Bank One NA (c)	2,270,000	2,270,000
Colorado, Postsecondary Education Facilities Authority Revenue, Mullen High School Project, 1.89%*, 8/1/2017, Wells Fargo Bank NA (c)	3,110,000	3,110,000
Colorado, State Education Loan Program, Series L48J, 1.8%*, 8/9/2005	9,000,000	9,000,000
Colorado, University of Colorado, Hospital Authority Revenue, Series A, 1.8%*, 11/15/2033 (b)	7,000,000	7,000,000
Denver, CO, City & County Airport Revenue, Series E, AMT, 1.84%*, 11/15/2010 (b)	2,395,000	2,395,000
Denver, CO, City & County Excise Tax Revenue, Series PT-1827, 1.8%*, 11/1/2010 (b)	1,740,000	1,740,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 1.83%*, 12/1/2029, Morgan Guaranty Trust (c)	3,590,000	3,590,000
		35,905,000
Delaware 0.3%
Delaware, Economic Development Authority, Winterthur Museum Project, 1.84%*, 9/1/2012, Wachovia Bank NA (c)	2,500,000	2,500,000
Delaware, University of Delaware Revenue, Series B, 1.73%*, 11/1/2034	400,000	400,000
		2,900,000
District of Columbia 1.1%
District of Columbia, General Obligation, Series D, 1.77%*, 6/1/2029 (b)	3,325,000	3,325,000
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 1.81%*, 10/1/2021 (b)	8,000,000	8,000,000
		11,325,000
Florida 5.3%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 1.81%*, 7/1/2019 (b)	2,585,000	2,585,000
Charlotte County, FL, Utilities Revenue, Series B, 1.77%*, 10/1/2021 (b)	7,620,000	7,620,000
Florida, Capital Projects Finance Authority, Glenridge on Palmer Ranch, Series C, 1.74%*, 6/1/2012, Bank of Scotland (c)	1,250,000	1,250,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 1.82%*, 8/1/2034, Bank One NA (c)	7,100,000	7,100,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 1.82%*, 12/1/2020, Wachovia Bank NA (c)	1,445,000	1,445,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health, Series A, 1.77%*, 11/15/2032, Suntrust Bank (c)	8,200,000	8,200,000
Hillsborough County, FL, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 1.98%*, 12/1/2016, First Union National Bank (c)	1,150,000	1,150,000
Jacksonville, FL, Capital Project Revenue, Series 1, 1.74%*, 10/1/2017 (b)	180,000	180,000
Jacksonville, FL, Electric Authority Revenue, Electric Systems, Series B, 1.74%*, 10/1/2030	10,600,000	10,600,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 1.81%*, 10/1/2020 (b)	4,210,000	4,210,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.82%*, 9/1/2029, Bank of America NA (c)	1,375,000	1,375,000
Orange County, FL, Education Facilities Authority Revenue, Rollins College Project, 1.74%*, 5/1/2031, Bank of America NA (c)	1,750,000	1,750,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.82%*, 11/1/2028, Bank of America NA (c)	3,325,000	3,325,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 1.74%*, 10/1/2017	500,000	500,000
Palm Beach County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Bethesda Healthcare System Project, 1.74%*, 12/1/2031, Suntrust Bank (c)	1,375,000	1,375,000
		52,665,000
Georgia 6.3%
Atlanta, GA, Airport Revenue, Series B-2, 1.77%*, 1/1/2030 (b)	5,000,000	5,000,000
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 1.81%*, 7/1/2019 (b)	3,220,000	3,220,000
Atlanta, GA, Water & Wastewater Revenue, 1.82%*, 11/1/2033 (b)	4,000,000	4,000,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp.:
Series A, 1.74%*, 1/1/2020 (b)	1,100,000	1,100,000
1.74%*, 1/1/2022 (b)	1,200,000	1,200,000
Cobb County, GA, Development Authority Revenue, MT Paran Christian School Project, 1.79%*, 7/1/2022, Wachovia Bank NA (c)	4,700,000	4,700,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 1.76%*, 6/1/2025	8,980,000	8,980,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 1.77%*, 11/1/2017, Suntrust Bank, Atlanta (c)	1,285,000	1,285,000
Gainsville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, 1.79%*, 7/1/2024, Wachovia Bank NA (c)	16,270,000	16,270,000
Georgia, Local Government Certificates of Participation, Floaters PT-1652, 1.8%*, 12/1/2022 (b)	5,500,000	5,500,000
Greene County, GA, Development Authority Sewage Facilities Revenue, Carey Station WRF LLC Project, AMT, 1.86%*, 9/1/2024 , Wachovia Bank NA (c)	4,200,000	4,200,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.81%*, 6/1/2031, Suntrust Bank (c)	2,345,000	2,345,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center of Central Georgia, 1.77%*, 12/1/2018, Suntrust Bank, Atlanta (c)	775,000	775,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.82%*, 5/1/2021, Bank of America NA (c)	4,000,000	4,000,000
		62,575,000
Hawaii 2.6%
Hawaii, ABN Amro Munitops Certificates Trust, Series 2004-16, 1.81%*, 7/1/2012 (b)	16,000,000	16,000,000
Hawaii, Department of Budget & Finance, Kahala Nui Project, Series D, 1.77%*, 11/15/2033, LaSalle Bank NA (c)	6,450,000	6,450,000
Hawaii, State General Obligation, Series A-16, 1.84%*, 7/1/2018 (b)	3,890,000	3,890,000
		26,340,000
Idaho 0.7%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.86%*, 4/1/2014, Wachovia Bank NA (c)	7,500,000	7,500,000
Illinois 7.9%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.95%*, 4/1/2024, Northern Trust Company (c)	1,320,000	1,320,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131, 1.8%*, 1/1/2027 (b)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 1.84%*, 11/15/2025 (b)	3,540,000	3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.92%*, 10/1/2018, Bank One NA (c)	2,175,000	2,175,000
Elgin, IL, Judson College Project, 1.87%*, 7/1/2011, Bank One NA (c)	1,140,000	1,140,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 1.82%*, 4/1/2020, Bank One NA (c)	4,420,000	4,420,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 1.92%*, 8/1/2025, Bank One NA (c)	3,270,000	3,270,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 1.85%*, 8/1/2027, LaSalle Bank NA (c)	3,000,000	3,000,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.77%*, 9/1/2024 (b)	8,100,000	8,100,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 1.83%*, 6/1/2033, LaSalle Bank NA (c)	7,420,000	7,420,000
Illinois, Development Finance Authority, Museum of Contemporary Art Project, 1.77%*, 2/1/2029, Bank One NA (c)	4,200,000	4,200,000
Illinois, Educational Facilities Authority Revenue, 1.3%, 1/5/2005	10,000,000	10,000,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 1.77%*, 12/1/2034	9,200,000	9,200,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 1.77%*, 7/1/2028 (b)	700,000	700,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 1.82%*, 1/1/2031 (b)	6,245,000	6,245,000
Illinois, Regional Transportation Authority, Series A23, 1.84%*, 7/1/2030 (b)	4,970,000	4,970,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing Inc. Project, AMT, 144A, 1.85%*, 7/1/2020, LaSalle Bank NA (c)	1,300,000	1,300,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 1.89%*, 7/1/2014, National City Bank (c)	3,525,000	3,525,000
		78,950,000
Indiana 5.3%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 1.95%*, 11/30/2017, Northern Trust Company (c)	3,700,000	3,700,000
Indiana, Development Finance Authority, Economic Development Revenue, Junior Achievement, 1.77%*, 6/1/2029, Bank One NA (c)	5,200,000	5,200,000
Indiana, Development Finance Authority, Industrial, Development Revenue, Enterprise Center V Project, AMT, 1.85%*, 6/1/2022, LaSalle Bank NA (c)	5,000,000	5,000,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 1.85%*, 6/1/2022, LaSalle Bank NA (c)	2,900,000	2,900,000
Indiana, Educational Facilities Authority Revenue, St. Mary Woods Project, 1.77%*, 4/1/2024, Bank One NA (c)	3,000,000	3,000,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit, Series A-4, 1.05%*, 3/1/2005	7,500,000	7,500,000
Indiana, Health Facility Financing Authority Revenue, Baptist Homes of Indiana, 1.77%*, 11/1/2030, LaSalle Bank NA (c)	19,100,000	19,100,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 1.2%*, 6/1/2017 (b)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 1.83%*, 5/1/2025, LaSalle National Bank (c)	4,650,000	4,650,000
		52,850,000
Kansas 0.7%
Kansas, Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 1.79%*, 11/15/2030, Suntrust Bank (c)	7,500,000	7,500,000
Kentucky 3.2%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.65%*, 8/1/2013, Credit Lyonnais (c)	3,500,000	3,500,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association Counties Leasing Trust, Series A, 1.74%*, 2/1/2032, US Bank NA (c)	45,000	45,000
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial Building Revenue, Cox Interior LLC Project, AMT, 1.85%*, 5/1/2015, Bank One NA (c)	1,675,000	1,675,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.87%*, 11/1/2030, Bank One Kentucky NA (c)	6,190,000	6,190,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.87%*, 7/1/2019, Bank One Kentucky NA (c)	4,545,000	4,545,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005	15,700,000	15,700,000
		31,655,000
Louisiana 0.4%
Louisiana, Offshore Term Authority, Deepwater Port Revenue, Loop LLC Project, Series A, 1.74%*, 9/1/2014, Suntrust Bank (c)	1,000,000	1,000,000
Louisiana, Public Facilities Authority Revenue, Blood Center Property, Inc. Project, 1.87%*, 7/1/2021, Bank One Louisiana NA (c)	3,300,000	3,300,000
		4,300,000
Maryland 2.1%
Maryland, Economic Development, Corporate Student Housing Revenue, Baltimore County Project, 1.79%*, 11/1/2031, Wachovia Bank NA (c)	19,700,000	19,700,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 1.79%*, 10/15/2020	1,500,000	1,500,000
		21,200,000
Massachusetts 0.8%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 1.84%*, 11/1/2022, Keybank NA (c)	2,930,000	2,930,000
Massachusetts, General Obligation, Series C, 4.0%, 12/1/2004	5,000,000	5,011,192
		7,941,192
Michigan 2.9%
ABN Amro Munitops, Certificate Trust, Series 2003-3, 144A, 1.81%*, 1/1/2011 (b)	15,800,000	15,800,000
Greater Detroit, MI, Resource Recovery Authority Revenue, Series B, 5.5%, 12/13/2004 (b)	1,850,000	1,859,446
Michigan, General Obligation, 1.1%, 12/1/2004	4,800,000	4,800,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.79%*, 12/1/2023, National City Bank of Michigan/Illinois (c)	450,000	450,000
Michigan, Housing Development Authority, Series A, AMT, 1.8%*, 6/1/2020 (b)	100,000	100,000
Michigan, Housing Development Authority, Laurel Valley Apartments, 1.84%*, 12/1/2007, Bank One Michigan (c)	900,000	900,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.8%*, 6/1/2018, Bank of New York (c)	340,000	340,000
Michigan, Municipal Securities Trust Certificates, 144A, Series 9054, 1.83%*, 4/20/2011	1,895,000	1,895,000
Michigan, Strategic Fund Limited, Obligation Revenue, Lapeer Technologies LLC, AMT, 1.92%*, 2/1/2020, Bank One Michigan (c)	2,490,000	2,490,000
		28,634,446
Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 1.85%*, 2/1/2015 (b)	2,865,000	2,865,000
Missouri 0.3%
Missouri, Development Finance Board, Air Cargo Facilities Revenue, St. Louis Airport, AMT, 1.84%*, 3/1/2030, American National Bank & Trust (c)	3,500,000	3,500,000
Nebraska 0.4%
Douglas County, NE, Solid Waste Disposal Revenue, Waste Management of Nebraska, Series A, AMT, 1.82%*, 11/1/2033, Wachovia Bank NA (c)	3,000,000	3,000,000
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.8%*, 9/1/2022	810,000	810,000
		3,810,000
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B-10, 1.84%*, 6/1/2024 (b)	10,185,000	10,185,000
New Hampshire 1.0%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 1.86%*, 9/1/2012, Wachovia Bank NA (c)	10,500,000	10,500,000
New Jersey 2.4%
New Jersey, Floating Rate Trust Receipts-L56J, Series D, 144A, 1.8%*, 6/24/2005	19,300,000	19,300,000
New Jersey, Sports & Exposition Authority State Contract, Series C, 1.73%*, 9/1/2024 (b)	1,090,000	1,090,000
New Jersey, Transitional Trust Fund Authority, Series PA-802, 1.78%*, 12/15/2009 (b)	2,325,000	2,325,000
New Jersey, Transportation Corp. Certificates of Participation, Series PA-785, 144A, 1.8%*, 9/15/2015 (b)	700,000	700,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.6%*, 3/1/2012	500,000	500,000
		23,915,000
New York 4.5%
City of Rochester, NY, 1.25%, 1/13/2005	5,000,000	5,000,000
Hempstead, NY, Industrial Development Agency Revenue, Trigen-Nassua Energy, AMT, 1.78%*, 9/15/2015, Societe Generale (c)	1,300,000	1,300,000
Long Island, NY, Power Authority, New York Electric System Revenue, Series 2A, 1.74%*, 5/1/2033, WestLB AG (c)	1,000,000	1,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 1.75%*, 12/1/2034, Allied Irish Bank PLC (c)	800,000	800,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais DE NY Project, Series B, 1.7%*, 6/1/2032, JP Morgan Chase Bank (c)	650,000	650,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3C, 1.74%*, 11/1/2022	1,400,000	1,400,000
New York, NY, General Obligation, Series A-3, 1.75%*, 8/1/2031, BNP Paribas (c)	1,975,000	1,975,000
New York, NY, Housing Finance Agency Revenue, Series E-39, AMT, 1.78%*, 11/15/2031 (b)	1,800,000	1,800,000
New York, NY, Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 1.83%*, 11/1/2028 (b)	3,655,000	3,655,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 1.79%, 6/1/2027	8,100,000	8,100,000
New York, NY, State General Obligation:
Series H-4, 1.75%*, 8/1/2015 (b)	3,300,000	3,300,000
Series J3, 1.75%, 2/15/2016, JP Morgan Chase Bank (c)	2,100,000	2,100,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 1.8%*, 3/1/2025, Wilber National Bank (c)	925,000	925,000
Rochester, NY, Health Revenue, 1.25%, 1/13/2005	11,150,000	11,150,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 1.79%*, 9/1/2015, Keybank NA (c)	1,530,000	1,530,000
		44,685,000
North Carolina 1.0%
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 1.8%*, 9/1/2033, Bank of America NA (c)	3,800,000	3,800,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, Grace Hospital, Inc. Project, 1.79%*, 10/1/2025, Wachovia Bank NA (c)	6,610,000	6,610,000
		10,410,000
Ohio 2.8%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 1.79%*, 6/1/2032, Wachovia Bank NA (c)	3,885,000	3,885,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 1.79%*, 12/1/2032 (b)	3,875,000	3,875,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.78%*, 12/1/2027, National City Bank (c)	4,900,000	4,900,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.82%*, 9/1/2020, Fifth Third Bank (c)	3,775,000	3,775,000
Series C, 1.82%*, 9/1/2025, Fifth Third Bank (c)	1,705,000	1,705,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 1.87%*, 12/1/2022, Bank One NA (c)	3,525,000	3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve Academy Project, 1.79%*, 10/1/2027, Keybank NA (c)	6,000,000	6,000,000
		27,665,000
Oklahoma 0.5%
Blaine County, OK, Industrial Development Authority, Seaboard Farms, Inc. Project, AMT, 1.84%*, 11/1/2018, Suntrust Bank (c)	3,700,000	3,700,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.78%*, 7/1/2032 (b)	1,000,000	1,000,000
		4,700,000
Oregon 2.7%
Oregon, Department Administrative Services, Certificates of Participation, Series PT-1679, 1.8%*, 11/1/2012 (b)	4,125,000	4,125,000
Oregon, Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 1.86%*, 1/1/2017, Wachovia Bank NA (c)	3,650,000	3,650,000
Oregon, Tax Anticipation Notes, Series A, 3.0%, 6/30/2005	19,000,000	19,152,570
		26,927,570
Pennsylvania 4.0%
Dallastown, PA, GO, Area School District, 1.81%*, 2/1/2018 (b)	3,580,000	3,580,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.81%*, 11/1/2017 (b)	12,540,000	12,540,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 1.73%*, 8/15/2031	5,800,000	5,800,000
Pennsylvania, Economic Development Authority, Reliant Energy Seward LLC Project, Series A, AMT, 1.8%*, 12/1/2036, Barclays Bank PLC (c)	5,100,000	5,100,000
Pennsylvania, Economic Development Finance Authority, Amtrak Project, Series B, AMT, 1.79%*, 11/1/2041, Morgan Guaranty Trust (c)	150,000	150,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.8%*, 3/1/2027 (b)	5,255,000	5,255,000
Pennsylvania, Higher Educational Facilities Authority Revenue, Modal-Drexel University, Series B, 1.76%*, 5/1/2033, Allied Irish Bank PLC (c)	5,750,000	5,750,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 1.77%*, 8/1/2035, Citizens Bank of PA (c)	1,300,000	1,300,000
Pennsylvania, Public School Building Authority Revenue, Parkland School District, Series D, 1.81%*, 3/1/2019 (b)	675,000	675,000
		40,150,000
Puerto Rico 0.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol Myers Squibb Project, AMT, 1.75%*, 12/1/2030	600,000	600,000
South Carolina 0.4%
South Carolina, Jobs Economic Development Authority, Health Care Facilities Revenue, Baptist Ministries, Inc., 1.79%*, 7/1/2020 , Wachovia Bank NA (c)	1,455,000	1,455,000
South Carolina, Public Service Authority, Series SG-32, 1.8%*, 1/1/2023 (b)	2,705,000	2,705,000
		4,160,000
Tennessee 3.0%
Clarksville, TN, Public Building Authority Revenue, 1.77%*, 6/1/2024, Bank of America NA (c)	8,225,000	8,225,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.86%*, 6/1/2025, Wachovia Bank NA (c)	8,500,000	8,500,000
Nashville & Davidson County, TN, Industrial Development Board Revenue, Nashville Symphony Hall Project, 1.77%*, 12/1/2031, Bank of America NA (c)	13,400,000	13,400,000
		30,125,000
Texas 13.6%
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 1.77%*, 8/15/2030, Bank of America NA (c)	5,600,000	5,600,000
Galena Park, TX, Independent School District, Series SG-153, 1.8%*, 8/15/2023	9,250,000	9,250,000
Harris County, TX, Health Facilities Development Corp., Revenue, YMCA Greater Houston Area, 1.74%*, 7/1/2037, JP Morgan Chase Bank (c)	1,700,000	1,700,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 1.81%*, 8/15/2024 (b)	7,400,000	7,400,000
Houston, TX, Airport System Revenue, Special Facilities, 1.81%*, 7/1/2032 (b)	6,000,000	6,000,000
Houston, TX, Health Facilities Development Corp., Retirement Facility Revenue, Buckingham Senior Living Center, Series C, 1.77%*, 2/15/2034, LaSalle Bank NA (c)	4,500,000	4,500,000
Houston, TX, Water & Sewer Revenue, Series 120, 1.8%*, 12/1/2023	5,800,000	5,800,000
Humble, TX, Independent School District, School Building, 1.77%, 6/15/2023	11,400,000	11,400,000
Mesquite, TX, General Obligation, Independent School District, 1.77%*, 8/15/2025	2,255,000	2,255,000
North Texas, Higher Education Authority, Student Loan Revenue, Series A, AMT, 1.78%*, 12/1/2038, LLoyds TSB Bank PLC (c)	9,000,000	9,000,000
San Antonio, TX, Electric & Gas, Series A, 1.75%, 11/16/2004	10,000,000	10,000,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 144A, 1.81%*, 8/1/2012	6,935,000	6,935,000
San Antonio, TX, Water Systems Revenue, 1.37%, 11/5/2004	24,500,000	24,500,000
Texas, Floating Rate Trust Receipts, L62J, Series D, 144A, 1.8%*, 8/31/2005	11,600,000	11,600,000
Texas, General Obligation, Veterans Land, AMT, 1.82%*, 12/1/2032	13,000,000	13,000,000
Wylie, TX, Independent School District, Series R-3004, 1.81%*, 8/15/2022	6,660,000	6,660,000
		135,600,000
Utah 0.2%
Alpine, UT, General Obligation, School District, Series 436, 1.8%*, 3/15/2009	1,310,000	1,310,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 1.8%*, 7/1/2031	1,025,000	1,025,000
		2,335,000
Vermont 1.4%
Vermont, Municipal Bond Bank, Series R, 1.81%*, 12/1/2021 (b)	6,360,000	6,360,000
Vermont, Student Assistance Corp., 1.65%*, 1/1/2008, State Street Bank & Trust Company (c)	7,490,000	7,490,000
		13,850,000
Washington 1.4%
Lewis County, WA, Public Utilities District Number 1, 1.81%*, 10/1/2023 (b)	6,370,000	6,370,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 1.84%*, 12/1/2034, Keybank NA (c)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 1.81%*, 9/1/2022 (b)	4,980,000	4,980,000
		13,770,000
West Virginia 0.2%
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 1.77%*, 7/1/2017, Bank One West Virginia (c)	2,470,000	2,470,000
Wisconsin 3.6%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 1.92%*, 9/1/2020, Bank One Wisconsin (c)	1,380,000	1,380,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, AMT, 1.85%*, 12/1/2009, Bank of America NA (c)	2,000,000	2,000,000
Wisconsin, General Obligation, Series A, 2.0%, 5/1/2005 (b)	8,270,000	8,289,402
Wisconsin, Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Series B, 1.77%*, 8/15/2034, US Bank NA (c)	5,000,000	5,000,000
Wisconsin, Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B, 1.77%*, 9/1/2033, Marshall & Ilsley (c)	6,500,000	6,500,000
Wisconsin, Transportation Authority Revenue, 1.4%*, 12/10/2004	12,675,000	12,675,000
		35,844,402
Wyoming 0.5%
Gillette, WY, Industrial Development Revenue, MDA, Inc. Allwire Project, AMT, 1.91%*, 12/1/2011, Comerica Bank-CA (c)	3,867,500	3,867,500
Platte County, WY, Pollution Control Revenue, Tri-State G&T, Series A, 1.78%*, 7/1/2014, National Rural Utility Financial (c)	700,000	700,000
		4,567,500
Multi-State 0.6%
ABN AMRO Munitops Certificates Trust Series 2004-38, 1.28%*, 2/15/2011	6,205,000	6,205,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,042,655,645) (a)	104.3	1,042,655,645
Other Assets and Liabilities, Net	(4.3)	(42,911,371)
Net Assets	100.0	999,744,274

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2004.

(a) Cost for federal income tax purposes was $1,042,655,645.

(b) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	6.5
FGIC	Financial Guaranty Insurance Company	1.4
FSA	Financial Security Assurance	5.7
MBIA	Municipal Bond Investors Assurance	8.9

(c) The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2004 (Unaudited)
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 3,162,109,796	$ 1,116,148,386	$ 1,042,655,645
Repurchase agreements, at amortized cost	442,296,000	636,881,000	—
Total investments in securities, at amortized cost	3,604,405,796	1,753,029,386	1,042,655,645
Cash	661	585	118,847
Receivable for investments sold	5,713	—	1,030,000
Interest receivable	4,407,285	1,338,370	2,659,278
Receivable for Fund shares sold	—	15,300	744
Other assets	85,635	25,240	52,057
Total assets	3,608,905,090	1,754,408,881	1,046,516,571
Liabilities
Payable for investments purchased	—	69,693,560	45,151,043
Dividends payable	201,200	72,402	1,114,305
Payable for Fund shares redeemed	69,974	14,933	716
Accrued management fee	531,435	253,040	152,520
Other accrued expenses and payables	3,956,310	2,303,567	353,713
Total liabilities	4,758,919	72,337,502	46,772,297
Net assets, at value	$ 3,604,146,171	$ 1,682,071,379	$ 999,744,274
Net Assets
Net assets consist of: Undistributed (over distributed) net investment income	107,386	29,707	(26,538)
Accumulated net realized gain (loss)	(785,837)	(631)	(46,473)
Paid-in capital	3,604,824,622	1,682,042,303	999,817,285
Net assets, at value	$ 3,604,146,171	$ 1,682,071,379	$ 999,744,274

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2004 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 11,399,757	$ 2,056,597	$ 124,330
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	11,399,752	2,056,577	124,330
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 3,550,074	$ 1,815,579	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,550,073	1,815,579	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ —
Institutional Shares* Net assets applicable to shares outstanding	$ 92,527,999	$ —	$ 430,565,482
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	92,525,373	—	430,610,756
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,230	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,228	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ —	$ —	$ 441,820,125
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	—	—	441,850,690
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ —	$ —	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,203,376,411	$ 1,677,895,059	$ 127,090,151
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,203,249,469	1,677,864,570	127,099,380
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2004 (Unaudited) (continued)
	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 292,498,287	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	292,414,404	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Service Shares Net assets applicable to shares outstanding	$ 792,413	$ 304,144	$ 144,186
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	793,427	303,637	144,199
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2004 (Unaudited)
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 25,231,159	$ 11,730,528	$ 6,436,184
Expenses: Management fee	2,975,579	1,402,704	861,905
Services to shareholders	4,454,721	2,929,943	328,497
Custodian fees	105,071	44,175	14,671
Distribution service fees	8,298,450	4,199,967	759,053
Auditing	25,136	21,976	19,728
Legal	5,340	27,685	10,324
Trustees' fees and expenses	40,210	19,902	64,720
Reports to shareholders	113,948	53,281	66,405
Registration fees	52,166	44,118	18,940
Other	57,347	35,706	15,100
Total expenses, before expense reductions	16,127,968	8,779,457	2,159,343
Expense reductions	(20,205)	(29,172)	(5,571)
Total expenses, after expense reductions	16,107,763	8,750,285	2,153,772
Net investment income	9,123,396	2,980,243	4,282,412
Net realized gain (loss) on investment transactions	1,540	(631)	(38,595)
Net increase (decrease) in net assets resulting from operations	$ 9,124,936	$ 2,979,612	$ 4,243,817

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Six Months Ended October 31, 2004 (Unaudited)	Year Ended April 30, 2004
Operations: Net investment income	$ 9,123,396	$ 5,610,385
Net realized gain (loss)	1,540	86,771
Net increase in net assets resulting from operations	9,124,936	5,697,156
Distributions to shareholders from net investment income: Davidson Cash Equivalent Shares	(5,184)	—
Davidson Cash Equivalent Plus Shares	(4,066)	—
Institutional Money Market Shares	(601,103)	(952,664)
Institutional Select Money Market Shares	(6)	(9)
Premier Money Market Shares	(7,198,744)	(3,416,386)
Premium Reserve Money Market Shares	(1,312,956)	(1,191,736)
Service Shares	(1,474)	(1,145)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,643,084,848	3,642,546,705
Reinvestment of distributions	8,579,704	5,149,061
Cost of shares redeemed	(1,336,627,370)	(3,625,088,308)
Net increase (decrease) in net assets from Fund share transactions	315,037,182	22,607,458
Increase (decrease) in net assets	315,038,585	22,742,674
Net assets at beginning of period	3,289,107,586	3,266,364,912
Net assets at end of period (Including undistributed net investment income of $107,386 and $107,523, respectively)	$ 3,604,146,171	$ 3,289,107,586

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2004 (Unaudited)	Year Ended April 30, 2004	Six Months Ended October 31, 2004 (Unaudited)	Year Ended April 30, 2004
Operations: Net investment income	$ 2,980,243	$ 1,733,095	$ 4,282,412	$ 5,096,102
Net realized gain (loss)	(631)	17,751	(38,595)	(1,534)
Net increase in net assets resulting from operations	2,979,612	1,750,846	4,243,817	5,094,568
Distributions to shareholders from net investment income: Davidson Cash Equivalent Shares	(1,011)	—	(21)	—
Davidson Cash Equivalent Plus Shares	(459)	—	—	—
Scudder Tax-Exempt Cash Institutional Shares	—	—	(2,277,844)	(2,953,925)
Tax-Exempt Cash Managed Shares	—	—	(1,980,285)	(1,791,729)
Premier Money Market Shares	(2,961,198)	(1,736,051)	(298,603)	(166,153)
Service Shares	(165)	(483)	(488)	(249)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	503,560,194	898,083,360	1,801,835,151	2,822,757,803
Reinvestment of distributions	2,888,444	1,734,489	985,936	526,532
Cost of shares redeemed	(379,921,011)	(1,069,282,659)	(1,725,149,176)	(2,626,407,377)
Net increase (decrease) in net assets from Fund share transactions	126,527,627	(169,464,810)	77,671,911	196,876,958
Increase (decrease) in net assets	126,544,406	(169,450,498)	77,358,487	197,059,470
Net assets at beginning of period	1,555,526,973	1,724,977,471	922,385,787	725,326,317

Net assets at end of period (including undistributed net investment income of $29,707 and $12,297, respectively, for the Government & Agency Securities Portfolio and distributions in excess of net investment income and undistributed net investment income of $(26,538) and $248,291, respectively, for the Tax-Exempt Portfolio)

	$ 1,682,071,379	$ 1,555,526,973	$ 999,744,274	$ 922,385,787

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio — Premier Money Market Shares

Years Ended April 30,	2004[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.001	.007	.02	.05	.01
Less distributions from net investment income	(.002)	(.001)	(.007)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.23**	.11[c]	.75	2.14	5.56[c]	.94c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,203	2,925	3,023	2,552	2,236	11
Ratio of expenses before expense reductions (%)	.96*	1.06	.93	.97	.97[d]	.98*
Ratio of expenses after expense reductions (%)	.96*	1.05	.93	.97	.96d	.95*
Ratio of net investment income (%)	.46*	.11	.77	2.09	5.37	5.19*

Government & Agency Securities Portfolio — Premier Money Market Shares

Years Ended April 30,	2004[a]	2004	2003	2002	2001	2000[e]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.001	.006	.02	.05	.01
Less distributions from net investment income	(.002)	(.001)	(.006)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.18c**	.11[c]	.65	2.03	5.46[c]	.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,678	1,555	1,724	1,384	1,300	4
Ratio of expenses before expense reductions (%)	1.05*	1.03	.97	.98	.98[f]	1.00*
Ratio of expenses after expense reductions (%)	1.04*	1.02	.97	.98	.97[f]	1.00*
Ratio of net investment income (%)	.36*	.11	.68	1.97	5.24	5.01*

a For the six months ended October 31, 2004 (Unaudited).

b For the period February 23, 2000 (commencement of operations) to April 30, 2000.

c Total return would have been lower had certain expenses not been reduced.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .95% and .95%, respectively.

e For the period March 1, 2000 (commencement of operations) to April 30, 2000.

f The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .96% and .96%, respectively.

* Annualized

** Not annualized

Tax-Exempt Portfolio — Premier Money Market Shares

Years Ended April 30,	2004[a]	2004	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	(.002)	.0009	.004	.01	.03	.01
Less distributions from net investment income	(.002)	(.0009)	(.004)	(.01)	(.03)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.18**	.09[c]	.42	1.25	3.21	.45**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	174	182	101	87.40
Ratio of expenses before expense reductions (%)	.90*	1.05	.96	.91	.97[d]	.96*
Ratio of expenses after expense reductions (%)	.90*	.96	.96	.91	.97[d]	.96*
Ratio of net investment income (%)	.34*	.09	.44	1.25	3.06	3.05*

a For the six months ended October 31, 2004 (Unaudited).

b For the period March 7, 2000 (commencement of operations) to April 30, 2000.

c Total returns would have been lower had certain expenses not been reduced.

d The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .97%.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers seven classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 27, 2004), Davidson Cash Equivalent Plus Shares (commencement of operations September 28, 2004), Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. Government & Agency Securities Portfolio offers four classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 27, 2004), Davidson Cash Equivalent Plus Shares (commencement of operations October 4, 2004), Premier Money Market Shares and Service Shares. Tax-Exempt Portfolio offers five classes of shares: Davidson Cash Equivalent Shares (commencement of operations September 28, 2004), Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. The financial highlights for the Davidson Cash Equivalent Shares and the Service Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market and Tax-Exempt Portfolios, the Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2004, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $787,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

At April 30, 2004, the Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $7,900 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2012, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2004, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	AnnualizedEffective Rate (%)
Money Market Portfolio	.17
Government & Agency Securities Portfolio	.17
Tax-Exempt Portfolio	.17

In addition, for the six months ended October 31, 2004, the Advisor has agreed to reimburse the Trust, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Portfolio	Amount ($)
Money Market Portfolio	18,966
Government & Agency Securities Portfolio	9,430
Tax-Exempt Portfolio	5,486

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses at 0.95%, 0.95% and 0.85% of the Davidson Cash Equivalent Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.80% and 0.80% of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, respectively, and 0.25% of the Institutional Money Market Shares of the Money Market Portfolio for the six months ended October 31, 2004. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain shareholder service fees shown below on the Premier Money Market Shares of the Government & Agency Securities Portfolio and Service Shares of the Government & Agency Securities and Tax-Exempt Portfolios.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2004, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2004
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 1,367	$ 80	$ 1,287
Davidson Cash Equivalent Plus Shares	744	271	473
Institutional Money Market Shares	7,884	—	2,876
Institutional Select Money Market Shares*	—	—	—
Premier Money Market Shares	4,230,450	—	2,166,360
Premium Reserve Money Market Shares	121,251	—	23,777
Service Shares	1,025	—	—
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 289	$ 41	$ 248
Davidson Cash Equivalent Plus Shares	83	38	45
Premier Money Market Shares	2,757,724	19,400	1,279,431
Service Shares	911	160	545
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 7	$ 3	$ 4
Scudder Tax-Exempt Cash Institutional Shares	1,692	—	—
Tax-Exempt Cash Managed Shares	139,550	—	53,677
Premier Money Market Shares	180,021	—	83,281
Service Shares	284	18	121

* Fee for period is less than $1.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Portfolio.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.30% of the average daily net assets of the Davidson Cash Equivalent Shares of each Portfolio, 0.25% of the average daily net assets of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the six months ended October 31, 2004, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at October 31, 2004
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 1,860	$ 1,846
Davidson Cash Equivalent Plus Shares	1,068	1,003
Institutional Money Market Shares	5,098	823
Premier Money Market Shares	3,956,674	674,688
Premium Reserve Money Market Shares	146,688	21,680
Service Shares	2,641	396
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 395	$ 395
Davidson Cash Equivalent Plus Shares	122	122
Premier Money Market Shares	2,098,988	363,851
Service Shares	1,024	160
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 9	$ 9
Premier Money Market Shares	218,525	32,562
Service Shares	368	62

In addition, SDI provides information and administrative services to the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Davidson Cash Equivalent Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.075% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.15%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2004, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at October 31, 2004
Money Market Portfolio:
Davidson Cash Equivalent Shares	$ 1,546	$ 1,534
Davidson Cash Equivalent Plus Shares	1,070	1,070
Institutional Money Market Shares	5,098	824
Premier Money Market Shares	3,956,675	668,510
Premium Reserve Money Market Shares	220,032	41,519
Government & Agency Securities Portfolio:
Davidson Cash Equivalent Shares	$ 329	$ 329
Davidson Cash Equivalent Plus Shares	122	122
Premier Money Market Shares	2,098,987	370,996
Portfolio	Service Fee	Unpaid at October 31, 2004
Tax-Exempt Portfolio:
Davidson Cash Equivalent Shares	$ 8	$ 8
Tax-Exempt Cash Managed Shares	321,620	60,776
Premier Money Market Shares	218,523	30,741

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the six months ended October 31, 2004, the Money Market Portfolio's, Government & Agency Securities Portfolio's and Tax-Exempt Portfolio's custody fees were reduced as follows:

Portfolio	Custodian Fee ($)
Money Market Portfolio	888
Government & Agency Securities Portfolio	103
Tax-Exempt Portfolio	64

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2004		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	15,352,901	$ 15,352,901	—	$ —
Davidson Cash Equivalent Plus Shares**	10,309,475	10,309,475	—	—
Institutional Money Market Shares	157,829,509	157,829,509	243,026,732	243,027,111
Institutional Select Money Market Shares	2	2	207	207
Premier Money Market Shares	1,127,808,734	1,127,808,736	2,883,284,993	2,883,296,580
Premium Reserve Money Market Shares	329,666,441	329,666,441	511,412,653	511,413,148
Service Shares	2,117,785	2,117,784	4,797,136	4,809,659
		$ 1,643,084,848		$ 3,642,546,705
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	4,612	$ 4,612	—	$ —
Davidson Cash Equivalent Plus Shares**	3,866	3,866	—	—
Institutional Money Market Shares	580,395	580,395	848,891	848,891
Institutional Select Money Market Shares	6	6	9	9
Premier Money Market Shares	7,105,348	7,105,348	3,403,721	3,403,721
Premium Reserve Money Market Shares	884,097	884,097	895,295	895,295
Service Shares	1,380	1,380	1,145	1,145
		$ 8,579,704		$ 5,149,061
Shares redeemed
Davidson Cash Equivalent Shares*	(3,957,761)	$ (3,957,761)	—	$ —
Davidson Cash Equivalent Plus Shares**	(6,763,268)	(6,763,268)	—	—
Institutional Money Market Shares	(171,425,957)	(171,425,957)	(248,329,358)	(248,329,738)
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	(856,804,950)	(856,804,950)	(2,984,475,523)	(2,984,487,247)
Premium Reserve Money Market Shares	(295,196,385)	(295,196,385)	(387,041,574)	(387,042,059)
Service Shares	(2,479,049)	(2,479,049)	(5,216,785)	(5,229,264)
		$ (1,336,627,370)		$ (3,625,088,308)
Net increase (decrease)
Davidson Cash Equivalent Shares*	11,399,752	$ 11,399,752	—	$ —
Davidson Cash Equivalent Plus Shares**	3,550,073	3,550,073	—	—
Institutional Money Market Shares	(13,016,053)	(13,016,053)	(4,453,735)	(4,453,736)
Institutional Select Money Market Shares	8	8	216	216
Premier Money Market Shares	278,109,132	278,109,134	(97,786,809)	(97,786,946)
Premium Reserve Money Market Shares	35,354,153	35,354,153	125,266,374	125,266,384
Service Shares	(359,884)	(359,885)	(418,504)	(418,460)
		$ 315,037,182		$ 22,607,458

* For the period from September 27, 2004 (commencement of operations) to October 31, 2004.

** For the period from September 28, 2004 (commencement of operations) to October 31, 2004.

Government & Agency Securities Portfolio	Six Months Ended October 31, 2004		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	4,511,017	$ 4,511,017	—	$ —
Davidson Cash Equivalent Plus Shares**	3,211,252	3,211,252	—	—
Premier Money Market Shares	495,688,785	495,688,785	897,537,299	897,537,273
Service Shares	149,140	149,140	546,086	546,087
		$ 503,560,194		$ 898,083,360
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	918	$ 918	—	$ —
Davidson Cash Equivalent Plus Shares**	359	359	—	—
Premier Money Market Shares	2,887,015	2,887,015	1,734,016	1,734,016
Service Shares	152	152	473	473
		$ 2,888,444		$ 1,734,489
Shares redeemed
Davidson Cash Equivalent Shares*	(2,455,358)	$ (2,455,356)	—	$ —
Davidson Cash Equivalent Plus Shares**	(1,396,032)	(1,396,032)	—	—
Premier Money Market Shares	(375,807,176)	(375,807,179)	(1,068,111,645)	(1,068,111,645)
Service Shares	(262,444)	(262,444)	(1,171,014)	(1,171,014)
		$ (379,921,011)		$ (1,069,282,659)
Net increase (decrease)
Davidson Cash Equivalent Shares*	2,056,577	$ 2,056,579	—	$ —
Davidson Cash Equivalent Plus Shares**	1,815,579	1,815,579	—	—
Premier Money Market Shares	122,768,624	122,768,621	(168,840,330)	(168,840,356)
Service Shares	(113,152)	(113,152)	(624,455)	(624,454)
		$ 126,527,627		$ (169,464,810)

* For the period from September 27, 2004 (commencement of operations) to October 31, 2004.

** For the period from October 4, 2004 (commencement of operations) to October 31, 2004.

Tax-Exempt Portfolio	Six Months Ended October 31, 2004		Year Ended April 30, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Davidson Cash Equivalent Shares*	124,314	$ 124,314	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	944,361,027	944,361,028	1,467,124,587	1,467,124,681
Tax-Exempt Cash Managed Shares	539,728,653	539,729,400	757,901,854	757,901,854
Premier Money Market Shares	317,611,868	317,611,868	597,538,459	597,538,417
Service Shares	8,541	8,541	192,856	192,851
		$ 1,801,835,151		$ 2,822,757,803
Shares issued to shareholders in reinvestment of distributions
Davidson Cash Equivalent Shares*	16	$ 16	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	777,026	777,026	342,172	342,172
Tax-Exempt Cash Managed Shares	14,397	14,397	21,276	21,276
Premier Money Market Shares	194,016	194,016	162,865	162,865
Service Shares	481	481	219	219
		$ 985,936		$ 526,532
Shares redeemed
Davidson Cash Equivalent Shares*	—	$ —	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	(845,492,991)	(845,492,991)	(1,420,409,393)	(1,420,409,393)
Tax-Exempt Cash Managed Shares	(514,600,342)	(514,600,342)	(600,438,425)	(600,438,425)
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	(365,036,873)	(365,036,874)	(605,099,717)	(605,099,718)
Service Shares	(18,969)	(18,969)	(459,841)	(459,841)
		$ (1,725,149,176)		$ (2,626,407,377)
Net increase (decrease)
Davidson Cash Equivalent Shares*	124,330	$ 124,330	—	$ —
Scudder Tax-Exempt Cash Institutional Shares	99,645,062	99,645,063	47,057,366	47,057,460
Tax-Exempt Cash Managed Shares	25,142,708	25,143,455	157,484,705	157,484,705
Premier Money Market Shares	(47,230,989)	(47,230,990)	(7,398,393)	(7,398,436)
Service Shares	(9,947)	(9,947)	(266,766)	(266,771)
		$ 77,671,911		$ 196,876,958

* For the period from September 28, 2004 (commencement of operations) to October 31, 2004.

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PMMS-3 (35147 12/04)

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust - Money Market Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Government Securities
                                    Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Government Securities
                                     Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    ---------------------------